Basic and Diluted Net Income (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income (Loss)

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share for the three and nine-months ended:

	Three-months ended September 30, 2016
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(482,438)	79,581,511	$(0.01)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(482,438)	79,581,511	$(0.01)

	Three-months ended September 30, 2015
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(743,461)	67,955,379	$(0.01)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(743,461)	67,955,379	$(0.01)

	Nine-months ended September 30, 2016
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(1,387,926)	73,949,386	$(0.02)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(1,387,926)	73,949,386	$(0.02)

	Nine-months ended September 30, 2015
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(2,443,881)	66,000,101	$(0.04)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(2,443,881)	66,000,101	$(0.04)

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share for the nine-months ended:

	Year ended December 31, 2015
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(4,257,875)	66,873,761	$(0.06)

Effect of dilutive securities—Common stock options and warrants	-	-	-

Diluted loss per share	$(4,257,875)	66,873,761	$(0.06)

	Year ended December 31, 2014
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(16,994,625)	60,225,524	$(0.28)

Effect of dilutive securities—Common stock options and warrants	-	-	-

Diluted loss per share	$(16,994,625)	60,225,524	$(0.28)

Schedule of Computation of Diluted Net Income (Loss) Per Share

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive for the periods ended:

	September 30, 2016	September 30, 2015
Common stock options	36,738,636	33,118,044
Common stock warrants	75,842,649	41,871,124
Total common stock equivalents	112,581,285	74,989,168

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the years presented because including them would have been antidilutive for the years ended:

	December 31, 2015	December 31, 2014
Common stock options	34,167,354	26,156,553
Common stock warrants	46,445,212	28,435,782
Total common stock equivalents	80,612,566	54,592,335